Expense Example - Calamos S&P 500 Structured Alt Protection ETF - November - Calamos S&P 500 Structured Alt Protection ETF - November	Oct. 25, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221